Lease (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease [Abstract]
Lease liabilities	$ 11,651	$ 11,704	$ 12,284